Richard Kirk Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203 925-3707 richard.kirk@prudential.com
June 7, 2021

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:    Prudential Annuities Life Assurance Corporation
    Prudential Annuities Life Assurance Corporation Variable Account B
    Definitive Filing Pursuant to Rule 497(j)
    Investment Company Act No. 811-05438
    Registration No: 333-252773

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.With respect to the Prospectus and Statement of Additional Information ("SAI") included in the above-referenced Registration Statement, the form of Prospectus and SAI that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent pre-effective amendment to the Registration Statement and

2.The text of the most recent pre-effective amendment, Pre-Effective Amendment No. 1, has been filed with the Commission electronically.

Very truly yours,

/s/Richard H. Kirk
Richard H. Kirk
Vice President, Corporate Counsel